Deposits - Summary of Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Noninterest-bearing demand	$ 217,418	$ 89,114
Interest-bearing demand	97,807	64,984
Money Market	215,178	100,348
Savings	41,342	33,645
Time deposits under $100	41,567	39,543
Time deposits of $100 or more	116,637	71,477
Total deposits	$ 729,949	$ 399,111